Estimates, Significant Accounting Policies and Balance Sheet Detials (Intangible assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Gross Carrying Amount	$ 5,478	$ 5,012
Accumulated Amortization	(782)	(591)
Customer relationships, contracts and agreements (3 to 46 years)
Gross Carrying Amount	5,362	4,601
Accumulated Amortization	(737)	(554)
Patents (10 years)
Gross Carrying Amount	48	48
Accumulated Amortization	(21)	(16)
Trade Names (20 years)
Gross Carrying Amount	66	66
Accumulated Amortization	(22)	(18)
Other (1 to 15 years)
Gross Carrying Amount	2	6
Accumulated Amortization	(2)	(3)
Total amortizable intangible assets
Gross Carrying Amount	5,478	4,721
Accumulated Amortization	(782)	(591)
Trademarks
Gross Carrying Amount	0	291
Accumulated Amortization	$ 0	$ 0
Maximum [Member] | Customer relationships, contracts and agreements (3 to 46 years)
Useful Lives	46 years
Maximum [Member] | Patents (10 years)
Useful Lives	10 years
Maximum [Member] | Trade Names (20 years)
Useful Lives	20 years
Maximum [Member] | Other (1 to 15 years)
Useful Lives	15 years
Minimum [Member] | Customer relationships, contracts and agreements (3 to 46 years)
Useful Lives	3 years
Minimum [Member] | Other (1 to 15 years)
Useful Lives	1 year